Shareholder Report, Holdings (Details)	Jun. 30, 2024
Columbia Variable Portfolio – High Yield Bond Fund Class 3 | HUB International, Ltd.06/15/2030 7.250% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Columbia Variable Portfolio – High Yield Bond Fund Class 3 | American Airlines, Inc./AAdvantage Loyalty IP Ltd.04/20/2026 5.500% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Columbia Variable Portfolio – High Yield Bond Fund Class 3 | NextEra Energy Partners LP06/15/2026 2.500% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Columbia Variable Portfolio – High Yield Bond Fund Class 3 | Mozart Debt Merger Sub, Inc.10/01/2029 5.250% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Columbia Variable Portfolio – High Yield Bond Fund Class 3 | Clearway Energy Operating LLC02/15/2031 3.750% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Columbia Variable Portfolio – High Yield Bond Fund Class 3 | H&E Equipment Services, Inc.12/15/2028 3.875% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Columbia Variable Portfolio – High Yield Bond Fund Class 3 | Alliant Holdings Intermediate LLC/Co-Issuer10/15/2027 6.750% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Columbia Variable Portfolio – High Yield Bond Fund Class 3 | Rocket Mortgage LLC/Co-Issuer, Inc.10/15/2033 4.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Columbia Variable Portfolio – High Yield Bond Fund Class 3 | Venture Global Calcasieu Pass LLC11/01/2033 3.875% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Columbia Variable Portfolio – High Yield Bond Fund Class 3 | Hilcorp Energy I LP/Finance Co.11/01/2028 6.250% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Columbia Variable Portfolio – High Yield Bond Fund Class 3 | BBB rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Columbia Variable Portfolio – High Yield Bond Fund Class 3 | BB rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.50%
Columbia Variable Portfolio – High Yield Bond Fund Class 3 | B rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.70%
Columbia Variable Portfolio – High Yield Bond Fund Class 3 | CCC rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
Columbia Variable Portfolio – High Yield Bond Fund Class 3 | CC rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia Variable Portfolio – High Yield Bond Fund Class 3 | Not rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Columbia Variable Portfolio – High Yield Bond Fund Class 3 | Corporate Bonds and Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	92.20%
Columbia Variable Portfolio – High Yield Bond Fund Class 3 | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Columbia Variable Portfolio – High Yield Bond Fund Class 3 | Senior Loan [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Columbia Variable Portfolio – High Yield Bond Fund Class 3 | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Columbia Variable Portfolio – High Yield Bond Fund Class 3 | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Columbia Variable Portfolio – High Yield Bond Fund Class 2 | HUB International, Ltd.06/15/2030 7.250% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Columbia Variable Portfolio – High Yield Bond Fund Class 2 | American Airlines, Inc./AAdvantage Loyalty IP Ltd.04/20/2026 5.500% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Columbia Variable Portfolio – High Yield Bond Fund Class 2 | NextEra Energy Partners LP06/15/2026 2.500% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Columbia Variable Portfolio – High Yield Bond Fund Class 2 | Mozart Debt Merger Sub, Inc.10/01/2029 5.250% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Columbia Variable Portfolio – High Yield Bond Fund Class 2 | Clearway Energy Operating LLC02/15/2031 3.750% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Columbia Variable Portfolio – High Yield Bond Fund Class 2 | H&E Equipment Services, Inc.12/15/2028 3.875% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Columbia Variable Portfolio – High Yield Bond Fund Class 2 | Alliant Holdings Intermediate LLC/Co-Issuer10/15/2027 6.750% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Columbia Variable Portfolio – High Yield Bond Fund Class 2 | Rocket Mortgage LLC/Co-Issuer, Inc.10/15/2033 4.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Columbia Variable Portfolio – High Yield Bond Fund Class 2 | Venture Global Calcasieu Pass LLC11/01/2033 3.875% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Columbia Variable Portfolio – High Yield Bond Fund Class 2 | Hilcorp Energy I LP/Finance Co.11/01/2028 6.250% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Columbia Variable Portfolio – High Yield Bond Fund Class 2 | BBB rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Columbia Variable Portfolio – High Yield Bond Fund Class 2 | BB rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.50%
Columbia Variable Portfolio – High Yield Bond Fund Class 2 | B rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.70%
Columbia Variable Portfolio – High Yield Bond Fund Class 2 | CCC rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
Columbia Variable Portfolio – High Yield Bond Fund Class 2 | CC rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia Variable Portfolio – High Yield Bond Fund Class 2 | Not rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Columbia Variable Portfolio – High Yield Bond Fund Class 2 | Corporate Bonds and Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	92.20%
Columbia Variable Portfolio – High Yield Bond Fund Class 2 | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Columbia Variable Portfolio – High Yield Bond Fund Class 2 | Senior Loan [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Columbia Variable Portfolio – High Yield Bond Fund Class 2 | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Columbia Variable Portfolio – High Yield Bond Fund Class 2 | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Columbia Variable Portfolio – High Yield Bond Fund Class 1 | HUB International, Ltd.06/15/2030 7.250% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Columbia Variable Portfolio – High Yield Bond Fund Class 1 | American Airlines, Inc./AAdvantage Loyalty IP Ltd.04/20/2026 5.500% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Columbia Variable Portfolio – High Yield Bond Fund Class 1 | NextEra Energy Partners LP06/15/2026 2.500% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Columbia Variable Portfolio – High Yield Bond Fund Class 1 | Mozart Debt Merger Sub, Inc.10/01/2029 5.250% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Columbia Variable Portfolio – High Yield Bond Fund Class 1 | Clearway Energy Operating LLC02/15/2031 3.750% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Columbia Variable Portfolio – High Yield Bond Fund Class 1 | H&E Equipment Services, Inc.12/15/2028 3.875% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Columbia Variable Portfolio – High Yield Bond Fund Class 1 | Alliant Holdings Intermediate LLC/Co-Issuer10/15/2027 6.750% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Columbia Variable Portfolio – High Yield Bond Fund Class 1 | Rocket Mortgage LLC/Co-Issuer, Inc.10/15/2033 4.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Columbia Variable Portfolio – High Yield Bond Fund Class 1 | Venture Global Calcasieu Pass LLC11/01/2033 3.875% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Columbia Variable Portfolio – High Yield Bond Fund Class 1 | Hilcorp Energy I LP/Finance Co.11/01/2028 6.250% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Columbia Variable Portfolio – High Yield Bond Fund Class 1 | BBB rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Columbia Variable Portfolio – High Yield Bond Fund Class 1 | BB rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.50%
Columbia Variable Portfolio – High Yield Bond Fund Class 1 | B rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.70%
Columbia Variable Portfolio – High Yield Bond Fund Class 1 | CCC rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
Columbia Variable Portfolio – High Yield Bond Fund Class 1 | CC rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia Variable Portfolio – High Yield Bond Fund Class 1 | Not rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Columbia Variable Portfolio – High Yield Bond Fund Class 1 | Corporate Bonds and Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	92.20%
Columbia Variable Portfolio – High Yield Bond Fund Class 1 | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Columbia Variable Portfolio – High Yield Bond Fund Class 1 | Senior Loan [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Columbia Variable Portfolio – High Yield Bond Fund Class 1 | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Columbia Variable Portfolio – High Yield Bond Fund Class 1 | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%